COMBINED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Sep. 30, 2017		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 4		$ 4		$ 4
Variable Interest Entity
Cash and cash equivalents	186	[1]	29	[1],[2]	21	[2]
Accounts receivable, net	411	[1]	247	[1],[2]	242	[2]
Inventories	431	[1]	426	[1],[2]	556	[2]
Property, plant and equipment (net)	1,264	[1]	1,178	[1],[2]	1,277	[2]	$ 1,342
Intangible assets (net)	21	[1]	23	[1],[2]	28	[2]
Accounts payable	319	[1]	297	[1],[2]	305	[2]
Accrued liabilities	213	[1]	146	[1],[2]	242	[2]
Current portion of debt	4	[1]	10	[1],[2]	9	[2]
Consolidated VIE's
Variable Interest Entity
Cash and cash equivalents	6		4		7
Accounts receivable, net	7		6		4
Inventories	1		1		1
Property, plant and equipment (net)	4		4		5
Intangible assets (net)	18		20		23
Accounts payable	1		1		1
Accrued liabilities	3		4		3
Current portion of debt	$ 2		$ 2		$ 1

[1]	At September?30, 2017 and December?31, 2016, $6 and $4 of cash and cash equivalents, $7 and $6 of accounts receivable, (net), $1 each of inventories, $4 each of property, plant and equipment, (net), $18 and $20 of intangible assets, (net), $1 each of accounts payable, $3 and $4 of accrued liabilities, and $2 each of current portion of debt, respectively, from consolidated variable interest entities are included in the respective balance sheet captions above. See "Note?5. Variable Interest Entities."
[2]	At December?31, 2016 and 2015, respectively, $4 and $7 of cash and cash equivalents, $6 and $4 of accounts receivable (net), $1 each of inventories, $4 and $5 of property, plant and equipment (net), $20 and $23 of intangible assets (net), $1 each of accounts payable, $4 and $3 of accrued liabilities, and $2 and $1 of current portion of debt from consolidated variable interest entities are included in the respective balance sheet captions above. See note ?7. Variable Interest Entities.?